NOTE 3 – PROPERTY AND EQUIPMENT - Property Plant and Equipment (Details) (USD $)	May 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Automotive equipment	$ 7,048	$ 7,048	$ 5,873
Accumulated depreciation	7,048	7,048	5,873
Property Plant and Equipment, Net